DIVIDENDS PAID AND PROPOSED (Tables)	12 Months Ended
Dec. 31, 2017
DIVIDENDS PAID AND PROPOSED
Schedule of declared dividends paid or payable to non-controlling interests

Name of subsidiary	Dividend declared	Dividend paid	Paid or payable to non-controlling interests
VIP Kazakhstan Holding AG	October 6, 2017	October 10, 2017	11
Omnium Telecom Algeria S.p.A	June 21, 2017	August 18, 2017	82
TNS Plus LLP	May 12, 2017	May 15, 2017	12
VIP Kyrgyzstan Holding AG	February 13, 2017	February 16, 2017	55
TNS Plus LLP	January 24, 2017	January 25, 2017	7
TNS Plus LLP	September 1, 2016	September 2, 2016	18
VIP Kazakhstan Holding AG	July 28, 2016	August 2, 2016	18
Omnium Telecom Algeria S.p.A	June 22, 2016	September 1, 2 and 6, 2016	69